SHARE CAPITAL - Schedule of Movement of Shares Issued and Outstanding (Details) - shares	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Class A Redeemable Junior Preferred Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding beginning balance (in shares)	100,460,280	100,460,280	100,460,280	100,460,280
Issuances (in shares)	0	0	0	0
Conversions (in shares)	0	0	0	0
Outstanding ending balance (in shares)	100,460,280	100,460,280	100,460,280	100,460,280
Class A Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	16,834,918	15,311,749	10,450,952	9,594,989
Issuances (in shares)	0	0	0	1,165,000
Conversions (in shares)	44,837	1,523,169	0	(309,037)
Outstanding, Ending balance (in shares)	16,879,755	16,834,918	10,450,952	10,450,952
Class A-1 Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	26,550,608	28,073,777	0	0
Issuances (in shares)	0	0	0	0
Conversions (in shares)	(44,837)	(1,523,169)	0	0
Outstanding, Ending balance (in shares)	26,505,771	26,550,608	0	0
Class B Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	24,000	24,000	24,000	24,000
Issuances (in shares)	0	0	0	0
Conversions (in shares)	0	0	0	0
Outstanding, Ending balance (in shares)	24,000	24,000	24,000	24,000
Class C Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	102,056,784	102,056,784	41,314,891	40,934,623
Issuances (in shares)	26,586,622	0	0	0
Conversions (in shares)	0	0	0	380,268
Outstanding, Ending balance (in shares)	128,643,406	102,056,784	41,314,891	41,314,891